Fair Value Measurements - Valuation Techniques and Inputs (Details) - Private equity funds - Significant Unobservable Inputs (Level 3) $ in Millions	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 284.3
Guideline company methodology
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	230.3
Cost as approximation of fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 54.0
Arithmetic Average | Guideline company methodology | Distribution waterfall
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative investments, measurement input	12.98